CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (Parentheticals) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred stock issuance costs	$ 9,122
Emerald financing issuance costs	154,092	154,092
Convertible multi-draw credit agreement issuance costs		53,707
Value of warrants issued to purchase shares of common stock for consulting services			$ 30,000
Preferred deemed dividend			1,044,000
Proceeds from convertible issuance costs	$ 9,301
Series D Preferred Stock
Preferred deemed dividend			536,000
Series F Preferred stock
Preferred deemed dividend			333,000
Series C Preferred Stock
Preferred deemed dividend			$ 175,000